Business Acquisitions (Details) - Schedule of pro forma results of operations - Pro Forma [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisitions (Details) - Schedule of pro forma results of operations [Line Items]
Pro forma net revenues	¥ 1,064,580	¥ 543,245
Pro forma net loss attributable to Ucommune	¥ (600,377)	¥ (491,311)